Share-based compensation - Summary of Non Treasury Incentive Award Plan and Deferred Share Unit (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-Treasury Incentive Awards Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	328,994	689,228
Vested	(325,629)	(344,074)
Forfeited	(3,365)	(16,160)
Outstanding, end of year	0	328,994
Deferred Share Units Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	1,893,280	1,811,245
Granted	66,992	82,035
Outstanding, end of year	1,960,272	1,893,280